July 27, 2012

DREYFUS INVESTMENT FUNDS

- Dreyfus/Standish Fixed Income Fund

Supplement to Summary Prospectus and Statutory Prospectus

dated May 1, 2012

The Board of Trustees of Dreyfus Investment Funds (the “Trust”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of Dreyfus/Standish Fixed Income Fund (the “Fund”), and Dreyfus Investment Grade Funds, Inc., on behalf of Dreyfus Intermediate Term Income Fund (the “Acquiring Fund”).  The Agreement provides for the transfer of the Fund’s assets to the Acquiring Fund in a tax-free exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund’s stated liabilities, the distribution of such shares of the Acquiring Fund to Fund shareholders and the subsequent termination of the Fund (the “Reorganization”).

It is currently contemplated that shareholders of the Fund as of August 28, 2012 (the “Record Date”) will be asked to approve the Agreement on behalf of the Fund at a special meeting of shareholders to be held on or about November 15, 2012.  If the Agreement is approved, the Reorganization will become effective on or about January 18, 2013.

In anticipation of the Reorganization, effective on or about August 27, 2012 (the “Sales Discontinuance Date”), the Fund will be closed to any investments for new accounts, except that new accounts may be established by:

•         Participants in group employer retirement plans (and their successor plans), provided that the plan sponsor has been approved by The Dreyfus Corporation and established the Fund as an investment option in the plan by the close of business on the Sales Discontinuance Date; and

•         Wrap programs that established the Fund as an investment option under the wrap program by the close of business on the Sales Discontinuance Date

Shareholders of the Fund as of the Sales Discontinuance Date may continue to make additional purchases and to reinvest dividends and capital gains into their existing Fund accounts up until the time of the Reorganization.

A Prospectus/Proxy Statement with respect to the proposed Reorganization will be mailed prior to the meeting to Fund shareholders as of the Record Date.  The Prospectus/Proxy Statement will describe the Acquiring Fund and other matters.  Investors may obtain a free copy of the Prospectus of the Acquiring Fund by calling 1-800-DREYFUS.

July 27, 2012

DREYFUS INVESTMENT FUNDS

- Dreyfus/Standish International Fixed Income Fund

Supplement to Summary Prospectus and Statutory Prospectus

dated May 1, 2012

The Board of Trustees of Dreyfus Investment Funds (the “Trust”) has approved, subject to shareholder approval, a Plan of Reorganization (the “Plan”) for the Trust, on behalf of Dreyfus/Standish International Fixed Income Fund (the “Fund”) and Dreyfus/Standish Global Fixed Income Fund (the “Acquiring Fund”).  The Plan provides for the transfer of the Fund’s assets to the Acquiring Fund in a tax-free exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund’s stated liabilities, the distribution of such shares of the Acquiring Fund to Fund shareholders and the subsequent termination of the Fund (the “Reorganization”).

It is currently contemplated that shareholders of the Fund as of August 28, 2012 (the “Record Date”) will be asked to approve the Plan on behalf of the Fund at a special meeting of shareholders to be held on or about November 15, 2012.  If the Plan is approved, the Reorganization will become effective on or about January 25, 2013.

In anticipation of the Reorganization, effective on or about August 27, 2012 (the “Sales Discontinuance Date”), the Fund will be closed to any investments for new accounts, except that new accounts may be established by:

•         Participants in group employer retirement plans (and their successor plans), provided that the plan sponsor has been approved by The Dreyfus Corporation and established the Fund as an investment option in the plan by the close of business on the Sales Discontinuance Date; and

•         Wrap programs that established the Fund as an investment option under the wrap program by the close of business on the Sales Discontinuance Date.

Shareholders of the Fund as of the Sales Discontinuance Date may continue to make additional purchases and to reinvest dividends and capital gains into their existing Fund accounts up until the time of the Reorganization.

A Prospectus/Proxy Statement with respect to the proposed Reorganization will be mailed prior to the meeting to Fund shareholders as of the Record Date.  The Prospectus/Proxy Statement will describe the Acquiring Fund and other matters.  Investors may obtain a free copy of the Prospectus of the Acquiring Fund by calling 1-800-DREYFUS.

                                                                                                July 27, 2012

DREYFUS INVESTMENT FUNDS

-DREYFUS/THE BOSTON COMPANY LARGE CAP CORE FUND

Supplement to Summary and Statutory Prospectus

dated February 1, 2012

            The Board of Trustees of Dreyfus Investment Funds has approved, subject to shareholder approval, a Plan of Liquidation (the “Plan”) with respect to Dreyfus/The Boston Company Large Cap Core Fund (the “Fund”).  The Plan provides for the liquidation of the Fund, the pro rata distribution of the assets of the Fund to its shareholders and the closing of Fund shareholder accounts (the “Liquidation”).

            It is currently contemplated that holders of shares of the Fund as of August 28, 2012 (the “Record Date”) will be asked to approve the Plan on behalf of the Fund at a special meeting of shareholders to be held on or about November 15, 2012.  If the Plan is approved, the Liquidation of the Fund will occur on or about January 25, 2013 (the “Liquidation Date”).

            In anticipation of the Liquidation, effective on or about August 9, 2012, no new or subsequent investments in the Fund will be permitted, except that participants in group retirement plans (and their successor plans) will continue to be able to invest in the Fund, if the Fund was established as an investment option under the plans before August 9, 2012, and investments made pursuant to the Fund’s automatic investment plans will continue, until the Liquidation.  In addition, shareholders of the Fund may continue to reinvest dividends and capital gains, if any, into their existing Fund accounts after August 9, 2012.

            At this time, the contingent deferred sales charge (“CDSC”) applicable to redemptions of Class C shares and certain Class A shares of the Fund remains in effect.  Contingent upon Fund shareholders approving the Plan, and subject to further notification from the Fund, the Fund’s CDSC will be waived on any redemption of such Fund shares.

            Fund shares held on the Liquidation Date in Dreyfus-sponsored Individual Retirement Accounts (“IRAs”) and Dreyfus-sponsored retirement plans will be exchanged for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. (“DWWD”), except that Fund shares held on the Liquidation Date in Dreyfus-sponsored 403(b)(7) plans will be exchanged for Class 1 shares of Dreyfus Liquid Assets, Inc. (“DLA”), to avoid penalties that may be imposed on holders of IRAs and retirement plans under the Internal Revenue Code if their Fund shares were redeemed in cash.  Investors may obtain a copy of the Prospectus of DWWD or DLA by calling

1-800-DREYFUS.

            A Proxy Statement with respect to the proposed Liquidation will be mailed prior to the meeting to shareholders of the Fund as of the Record Date.  The Proxy Statement will describe the proposed Liquidation and other matters.